CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	¥ 3,303,831	¥ (4,285,393)	¥ (1,266,118)
Net loss (income) from discontinued operations	(4,074,743)	359,376	161,565
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Amortization of debt issuance and commitment cost and debt discount	110,724	140,625	151,803
Depreciation and amortization	3,243,004	3,368,474	3,120,302
Operating lease cost relating to prepaid land use rights	110,126	106,964	100,876
Net gain on disposal of property and equipment	(31,665)	(12,051)	(15,025)
Share-based compensation expenses	296,487	336,616	290,815
Impairment losses of long-lived assets	0	3,013,416	12,759
Gain from purchase price adjustment			(205,000)
Loss (gain) from equity method investment	347	(110)	9,934
Gains on disposal of equity investments and subsidiaries		(5,010)
Allowance for (reversal of) credit losses	(13,173)	18,294	9,930
Deferred tax benefit	(181,576)	(295,931)	(99,153)
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(665,882)	(106,484)	(695,818)
VAT recoverable	(115,809)	(388,279)	1,182,515
Other current assets	109,813	39,508	33,740
Other non-current assets	70,769	18,684	(103,723)
Accounts payable	(15,632)	(1,629)	186,716
Accrued expenses and other payables	104,011	36,889	(93,691)
Deferred revenue	(45,721)	2,202	49,042
Other long-term liabilities	10,504	8,785	2,374
Operating leases	4,247	4,330	28,393
Net cash provided by operating activities from continuing operations	2,219,662	2,359,276	2,862,236
Net cash used in operating activities from discontinued operations	(281,297)	(294,019)	(52,448)
Net cash provided by operating activities	1,938,365	2,065,257	2,809,788
Cash flows from investing activities:
Payments for purchase of property and equipment and land use rights	(3,169,287)	(3,193,971)	(5,866,460)
Cash paid for the business combinations			(1,196,758)
Cash paid for the asset acquisitions	(85,191)	(231,850)	(2,287,199)
Cash paid for equity investments		(3,000)	(3,400)
Cash paid for investments and loans to discontinued operations	(553,490)	(1,017,266)	(1,239,017)
Receipts of loan repayments from discontinued operations	1,722,304
Receipts from disposal of equity investments and subsidiaries	39,000	23,630
Deposits and prepayments for potential acquisitions		(133,805)	(20,000)
Refund of deposits for potential acquisitions	2,400	22,107	39,000
Payments for purchase of debt securities			(2,840)
Proceeds from sale of property and equipment	203,903	18,565	43,618
Net cash used in investing activities from continuing operations	(1,840,361)	(4,515,590)	(10,533,056)
Net cash used in investing activities from discontinued operations	(6,920,177)	(2,827,863)	(1,980,845)
Net cash used in investing activities	(8,760,538)	(7,343,453)	(12,513,901)
Cash flows from financing activities:
Proceeds from short-term borrowings	1,893,432	371,329	4,631,764
Proceeds from long-term borrowings	4,762,498	5,873,121	5,866,598
Repayment of short-term borrowings	(394,817)	(1,328,639)	(8,237,650)
Repayment of long-term borrowings	(5,631,958)	(4,418,188)	(1,347,740)
Payment of issuance cost and commitment cost of debts	(54,780)	(187,058)	(89,174)
Proceeds from issuance of convertible bonds		3,926,667	3,917,036
Repayment of convertible bonds		(2,128,311)
Payment of redeemable preferred shares dividends	(54,169)	(53,923)	(51,578)
Proceeds from sales of non-controlling interests of subsidiaries while retaining control			69,828
Payment under finance leases and other financing obligations	(545,911)	(986,888)	(1,138,542)
Proceeds from other financing arrangements	200,000	220,000	845,319
Payment for purchase of property and equipment through vendor financing			(105,916)
Payment of contingent consideration for the acquisition of subsidiaries		(21,174)	(280,375)
Payment for acquisition of non-controlling interests			(593,801)
Net cash provided by financing activities from continuing operations	174,295	1,266,936	3,485,769
Net cash provided by financing activities from discontinued operations	16,883,042	2,892,824	2,657,845
Net cash provided by financing activities	17,057,337	4,159,760	6,143,614
Effect of exchange rate changes on cash and restricted cash	(13,592)	154,302	416,198
Net (decrease) increase in cash and restricted cash	10,221,572	(964,134)	(3,144,301)
Cash and restricted cash at beginning of year	7,917,932	8,882,066	12,026,367
Cash and restricted cash at end of year	18,139,504	7,917,932	8,882,066
Less: Cash and restricted cash of discontinued operations at end of year or deconsolidation date	10,045,974	420,610	668,156
Cash and restricted cash of continuing operations at end of year	8,093,530	7,497,322	8,213,910
Supplemental disclosures of cash flow information
Interest paid	2,096,087	2,061,889	1,803,013
Income tax paid	389,837	302,717	343,349
Supplemental disclosures of non-cash investing and financing activities
Non-cash effect of acquisitions of subsidiaries	53,551	100,000	7,644
Settlement of liability-classified restricted share award	¥ 16,929	¥ 12,914	13,719
Other receivable contributed by non-controlling shareholders as capital contributions			¥ 10,362